Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Summary Of Significant Accounting Policies [Line Items]
Interest-bearing deposits with other banks, maturity date	1 year
Securities classified held-to-maturity	$ 0	$ 0
Restructured loans, minimum period of nonaccrual status to be considered as nonperforming	90 days
Minimum individual loan basis, with specific reserve requirement	$ 100
Operating lease liability	771
Operating lease right-of-use ("ROU")	771,000
Advertising Expense	551	$ 640	$ 650
ASU 2016-02 [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating lease liability				$ 1,009
Operating lease right-of-use ("ROU")				$ 1,009
Accumulated Other Comprehensive Income (Loss)
Summary Of Significant Accounting Policies [Line Items]
Reclassification of accumulated other comprehensive income	0		(1,588)
Retained Earnings
Summary Of Significant Accounting Policies [Line Items]
Reclassification of accumulated other comprehensive income	$ 0		$ 1,588
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises, furniture, fixtures and equipment, estimated useful lives	3 years
Core deposit intangibles, estimated useful lives	5 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises, furniture, fixtures and equipment, estimated useful lives	40 years
Core deposit intangibles, estimated useful lives	10 years